Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Substantial Doubt about Going Concern [Text Block]

Going Concern

In February 2024, the Company stopped processing credit card payments on its QuickCard platform because our processing partner’s bank informed them that they no longer wished to process payments for cannabis merchants. QuickCard was our first-generation product and was designed to address the needs of previously all-cash businesses. Although not limited to the cannabis industry, prior to discontinuing QuickCard, cannabis merchants made up a substantial majority of the platform’s processing volume. In an effort to recover the loss of revenues, during the second quarter of 2024, the Company transitioned its QuickCard product from terminal-based to app-based processing. Subsequently, management determined that the app-based product was not a viable long-term solution for certain niche high-risk business verticals (including cannabis merchants) and made the decision to terminate the rollout of the app-based product in those specific business verticals.

In response to the discontinuation of QuickCard as a direct offering, during the third quarter of 2024, the Company began to offer a license of the platform, which it believes will enable it to serve the same customer base it previously served with the original product offering through a business partner with more suitable banking compliance capabilities. Currently, the Company does not have any active licensing agreements in place and it continues to seek suitable business partners for its licensing product. In addition, during the second half of 2024, management executed a reorganization of the Company’s business to better align with its revised strategy and cost structure. As a result of the changes described above as well as an increasingly uncertain business environment in the U.S., management expects the recovery of the loss of revenues resulting from the discontinuation of its QuickCard product to take longer than originally anticipated.

The decline in revenues resulting from the discontinuation of QuickCard has adversely impacted the Company’s liquidity in its North America segment. Also, until recently, the Company had relied on the repatriation of profits from its European subsidiaries to cover some of its critical operating expenses in North America, which it will no longer be able to do once the Purchaser closes on the pre-funded sale of its wholly-owned subsidiary, Transact Europe, which is expected to occur during the second quarter of 2025. See Note 16, Subsequent Events, for additional details. As a result, management has determined that its cash balance in the North America segment as of March 31, 2025, will not be sufficient to fund the segment’s operations and capital needs for the next 12 months from the date of this Report and, unless we are able to raise additional capital, will only be sufficient to fund operations through approximately June 30, 2025. These conditions raise substantial doubt about our ability to continue as a going concern.

The Company’s ability to continue as a going concern is contingent upon the successful execution of management’s intended plan over the next twelve months to improve the liquidity of its North America segment, which includes, without limitation:

●	raising capital over the next 30 days through a variety of means, including private and public equity offerings and debt financings. The Company is actively engaged in discussions with multiple banks regarding a capital raise as well as debt financing, and expects to consummate one or more of these fundings in the immediate term;

●	continued execution of its accelerated business development efforts to drive volumes in diversified business verticals with the Company’s other products, including the recently launched licensing of the Company’s payments processing platform in certain niche high-risk business verticals; and

●	continued implementation of cost control measures to more effectively manage spending in the North America segment and further right-sizing the organization, where appropriate;

Management has assessed that its intended plan described above, if successfully implemented, is appropriate and sufficient to address the liquidity shortfall in its North America segment and to provide funds to cover operations for the next 12 months from the date of the issuance of this Report. However, there can be no assurance that we will be successful in implementing our plan, that our projections of our future capital needs will prove accurate, or that any additional funding will be available on a timely manner, on favorable terms, or be sufficient to continue our operations in the North America segment. The condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Going Concern

In February 2024, the Company transitioned its QuickCard product in North America away from terminal-based to app-based processing. This transition was driven by a change in our banking partner that was prompted by recent changes in the compliance environment and banking regulations impacting certain niche high-risk business verticals, which were the predominant revenue driver for QuickCard.

Management planned to recover the loss of revenues resulting from this product transition through the acceleration of business development efforts to launch the new app-based product in existing and new business verticals. However, due to continuous changes in the regulatory environment and our previous banking relationships, during the second quarter of 2024, management determined that the app-based product may not be a viable long-term solution for certain niche high-risk business verticals and made the decision to terminate the rollout of the app-based product in those specific business verticals. To address this change, during the third quarter of 2024, the Company introduced a licensing product for its payments processing platform, which it believes will enable it to serve the same customer base in such verticals through a business partner with more suitable banking compliance capabilities. Revenues from the new licensing product are not expected to materialize until late 2025. Due of this strategy shift as well as a reorganization of the Company’s business to better align with management’s revised strategy, which was executed during the second quarter of 2024, the recovery of the loss of revenues resulting from this product transition is now not expected to occur until late 2025.

The decline in revenues resulting from this product transition has adversely impacted the Company’s liquidity in its North America segment in the short term. As a result, management has determined that its cash in the North America segment as of December 31, 2024, will not be sufficient to fund the segment’s operations and capital needs for the next 12 months from the date of this Report. These conditions raise substantial doubt about our ability to continue as a going concern.

The Company’s ability to continue as a going concern is contingent upon the successful execution of management’s intended plan over the next twelve months to improve the liquidity of its North America segment, which includes, without limitation:

●	continued execution of its accelerated business development efforts to drive volumes in diversified business verticals with the Company’s other products, including the recently launched licensing of the Company’s payments processing platform in certain niche high-risk business verticals;

●	continued implementation of cost control measures to more effectively manage spending in the North America segment and right-sizing the organization, where appropriate;

●	the sale of noncore assets;

●	continued repatriation of offshore profits from the Company’s European subsidiaries, whose continued accelerated growth and generation of positive cash flow have already provided and will continue to provide, an immediate and viable short-term source of capital during this product transition (to date, the Company has repatriated approximately $17.6 million from Europe); and

●	raising capital through a variety of means, including private and public equity offerings and debt financings.

Management has assessed that its intended plan described above, if successfully implemented, is appropriate and sufficient to address the liquidity shortfall in its North America segment and to provide funds to cover operations for the next 12 months from the date of the issuance of this Report. However, there can be no assurance that we will be successful in implementing our plan, that our projections of our future capital needs will prove accurate, or that any additional funding will be sufficient to continue our operations in the North America segment. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. To the extent that there are material differences between these estimates and actual results, the Company’s financial condition or operating results will be materially affected. The Company bases its estimates on current and past experience to the extent that historical experience is predictive of future performance, and other assumptions that the Company believes are reasonable under the circumstances. The Company evaluates these estimates on an ongoing basis.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. To the extent that there are material differences between these estimates and actual results, the Company’s financial condition or operating results will be materially affected. The Company bases its estimates on current and past experience, to the extent that historical experience is predictive of future performance, and other assumptions that the Company believes are reasonable under the circumstances. The Company evaluates these estimates on an ongoing basis.

Reclassification, Comparability Adjustment [Policy Text Block]

Reclassification

Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported financial position, results of operations or cash flows.

Reclassification

Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported financial position, results of operations or cash flows.

Reverse Stock Split [Policy Text Block]

Reverse Stock Split

On September 6, 2023, the Company filed a certificate of amendment to its amended and restated certificate of incorporation with the Secretary of State of the State of Nevada to effect a 1-for-10 reverse stock split (the “Reverse Stock Split”) of the Company’s shares of common stock, par value $0.001 per share (the “common stock”). Such amendment and ratio were previously approved by the board of directors. Under Nevada Revised Statutes Section 78.207, stockholder approval of the Reverse Stock Split was not required because (i) both the number of authorized shares of the common stock and the number of issued and outstanding shares of the common stock were proportionally reduced as a result of the Reverse Stock Split; (ii) the Reverse Stock Split did not adversely affect any other class of stock of the Company; and (iii) the Company did not pay money or issue scrip to stockholders who would otherwise be entitled to receive a fractional share as a result of the Reverse Stock Split. As a result of the Reverse Stock Split, which was effective September 6, 2023, every ten shares of the Company’s pre-reverse split outstanding common stock were combined and reclassified into one share of common stock. Proportionate voting rights and other rights of common stockholders were not affected by the Reverse Stock Split. Any fractional shares of common stock resulting from the Reverse Stock Split were rounded up to the nearest whole share. All stock options outstanding and common stock reserved for issuance under the Company’s equity incentive plans outstanding immediately prior to the Reverse Stock Split were adjusted by dividing the number of affected shares of common stock by ten and, as applicable, multiplying the exercise price by ten. All share numbers, share prices, exercise prices and per share amounts have been adjusted, on a retroactive basis to reflect this 1-for-10 Reverse Stock Split.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Restricted Cash

Cash consist of cash on hand and cash on deposit with banks. Restricted cash substantially consists of cash received from gateways for merchant transactions processed, which has yet to be distributed to merchants, ISOs and their agents at the end of the period.

Cash and Restricted Cash

Cash consist of cash on hand and cash on deposit with banks. Restricted cash substantially consists of cash received from gateways for merchant transactions processed, which has yet to be distributed to merchants, ISOs and their agents at the end of the period.

Receivable [Policy Text Block]

Cash Due from Gateways, Net

The Company generates the majority of its revenue from credit card payment processing services provided to its merchant clients. When a merchant makes a sale, the process of receiving the payment card information and engaging the banks for transferring the proceeds to the merchant’s account via digital gateways, are the primary activities for which the Company gets to collect fees. Cash due from gateways represent amounts due to the Company for transactions processed but not yet distributed by the gateways.

The gateways have strict policies pertaining to the scheduling of the release of funds to merchants based on several criteria that include, but are not limited to, return and chargeback history, associated risk for the specific business vertical, average transaction amount, etc. To mitigate potential credit losses associated with these risks, the gateways use these policies to determine reserve requirements and a payment in arrears strategy. While reserve and payment in arrears restrictions are in effect for a merchant payout, the Company records the reserved amounts against cash due from the gateways until the restriction is released.

Cash due from gateways is only applicable to payment processing services provided in North America, as Ryvyl EU has its own gateway and, therefore, such receivables are not created.

Cash Due from Gateways, Net

The Company generates the majority of its revenue from payment processing services provided to its merchant clients. When a merchant makes a sale, the process of receiving the payment card information and engaging the banks for transferring the proceeds to the merchant’s account via digital gateways, are the primary activities for which the Company gets to collect fees. Cash due from gateways represent amounts due to the Company for transactions processed but not yet distributed by the gateways.

The gateways have strict policies pertaining to the scheduling of the release of funds to merchants based on several criteria that include, but are not limited to, return and chargeback history, associated risk for the specific business vertical, average transaction amount, etc. To mitigate potential credit losses associated with these risks, the gateways use these policies to determine reserve requirements and a payment in arrears strategy. While reserve and payment in arrears restrictions are in effect for a merchant payout, the Company records the reserved amounts against cash due from the gateways until the restriction is released.

Cash due from gateways is only applicable to payment processing services provided in North America, as. Ryvyl EU has its own gateway and, therefore, similar receivables are not created.

Payment Processing Liabilities [Policy Text Block]

Payment Processing Liabilities

Payment processing liabilities principally represent funds collected from acquiring transactions that are due to merchants and ISOs, net of amounts earned by the Company on those transactions. It also includes net amounts owed to merchants and ISOs in connection with acquiring transactions processed but which have yet to be received from our third-party gateways. These liabilities are secured by funds held in restricted cash accounts and are presented as Restricted cash in the consolidated balance sheets.

Payment Processing Liabilities

Payment processing liabilities principally represent funds collected from acquiring transactions that are due to merchants and ISOs, net of amounts earned by the Company on those transactions. It also includes net amounts owed to merchants and ISOs in connection with acquiring transactions processed but which have yet to be received from our third-party gateways. These liabilities are secured by funds held in restricted cash accounts and are presented as Restricted cash in the consolidated balance sheets.

Revenue [Policy Text Block]

Revenue Recognition

Revenue is recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company generates the majority of its revenue from payment processing services. Payment processing services revenue is typically based on a percentage of the value of each transaction processed and/or upon fixed amounts specified for each transaction or service. The Company satisfies its performance obligations and, therefore, recognizes the processing fees as revenue at a point in time, upon the authorization of a merchant sale transaction. The Company also generates revenue from banking services, which primarily include incoming and outgoing ACH and wire transfer transactions. For these transactions, we typically charge specified fees on a per transaction basis, which may vary from customer to customer. The Company satisfies its performance obligation related to these transactions at a point in time, upon the authorization of the transaction in the Company’s payments platform.

Revenue Recognition

Revenue is recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company generates the majority of its revenue from payment processing services. Payment processing services revenue is typically based on a percentage of the value of each transaction processed and/or upon fixed amounts specified for each transaction or service. The Company satisfies its performance obligations and, therefore, recognizes the processing fees as revenue at a point in time, upon the authorization of a merchant sale transaction. The Company also generates revenue from banking services, which primarily include incoming and outgoing ACH and wire transfer transactions. For these transactions, we typically charge specified fees on a per transaction basis, which may vary from customer to customer. The Company satisfies its performance obligation related to these transactions at a point in time, upon the authorization of the transaction in the Company’s payments platform.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Costs

Research and development costs primarily consist of salaries and benefits for research and development personnel and outsourced contracted services, as well as associated supplies and materials. These costs are expensed as incurred.

Research and Development Costs

Research and development costs primarily consist of salaries and benefits for research and development personnel and outsourced contracted services, as well as associated supplies and materials. These costs are expensed as incurred.

Internal Use Software, Policy [Policy Text Block]

Internal-use Software Development Costs

Internal-use software development costs consist of the costs related to outsourced consultants who are directly associated with and who devote time to creating and enhancing internally developed software for the Company’s platforms. Internal-use software development activities generally consist of three stages: (i) the preliminary project stage, (ii) the application development stage, and (iii) the postimplementation-operation stage. In accordance with ASC 350-40, Internal Use Software, costs incurred in the preliminary and postimplementation-operation stages of software development are expensed as incurred. Costs incurred in the application development stage, including significant enhancements and upgrades, are capitalized. Capitalized internal-use software development costs are included within intangible assets, net on the condensed consolidated balance sheets, and are amortized on a straight-line basis over an estimated useful life of three years upon the software or additional features being ready for their intended use.

Internal-use Software Development Costs

Internal-use software development costs consist of the costs related to outsourced consultants who are directly associated with and who devote time to creating and enhancing internally developed software for the Company’s platforms. Internal-use software development activities generally consist of three stages: (i) the preliminary project stage, (ii) the application development stage, and (iii) the postimplementation-operation stage. In accordance with ASC 350-40, Internal Use Software, costs incurred in the preliminary and postimplementation-operation stages of software development are expensed as incurred. Costs incurred in the application development stage, including significant enhancements and upgrades, are capitalized. Capitalized internal-use software development costs are included within intangible assets, net on the consolidated balance sheets, and are amortized on a straight-line basis over an estimated useful life of three years upon the software or additional features being ready for their intended use.

Accounts Receivable [Policy Text Block]

Accounts Receivable, Net

Accounts receivable primarily consist of amounts recorded in connection with the sale of payment processing terminals and related accessories. Accounts receivable are recorded at invoiced amounts, net of an allowance for credit losses, and do not bear interest. In accordance with Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments – Credit Losses (ASC 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), the Company measures its allowance for credit losses using an expected credit loss model that reflects the Company’s current estimate of expected credit losses inherent in the enterprise and the accounts receivable balance. In determining the expected credit losses, the Company considers its historical loss experience, the aging of its accounts receivable balance, current economic and business conditions, and anticipated future economic events that may impact collectability. The Company reviews its allowance for credit losses periodically and, as needed, amounts are written-off when determined to be uncollectible. As of March 31, 2025, and December 31, 2024, the allowance for credit losses was immaterial.

Accounts Receivable, Net

Accounts receivable primarily consist of amounts recorded in connection with the sale of payment processing terminals and related accessories. Accounts receivable are recorded at invoiced amounts, net of an allowance for credit losses, and do not bear interest. In accordance with Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments – Credit Losses (ASC 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), the Company measures its allowance for credit losses using an expected credit loss model that reflects the Company’s current estimate of expected credit losses inherent in the enterprise and the accounts receivable balance. In determining the expected credit losses, the Company considers its historical loss experience, the aging of its accounts receivable balance, current economic and business conditions, and anticipated future economic events that may impact collectability. The Company reviews its allowance for credit losses periodically and, as needed, amounts are written-off when determined to be uncollectible. As of December 31, 2024, and 2023, the allowance for credit losses was immaterial.

Prepaid Expenses, Policy [Policy Text Block]	Prepaid Expenses and Other Current Assets Prepaid expenses and other current assets primarily consist of inventory and deposits made by our European subsidiaries with credit card companies.	Prepaid Expenses and Other Current Assets Prepaid expenses and other current assets primarily consist of inventory and deposits made by our European subsidiaries with credit card companies.
Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment, Net

Property and equipment primarily consist of computer equipment and furniture and fixtures. Property and equipment are stated at historical cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range from three to eight years. Expenditures for repairs and maintenance are charged to expense as incurred. For assets sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in income for the period.

Property and Equipment, Net

Property and equipment primarily consist of computer equipment and furniture and fixtures. Property and equipment are stated at historical cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range from three to eight years. Expenditures for repairs and maintenance are charged to expense as incurred. For assets sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in income for the period.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value Measurements

The Company applies fair value accounting for assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. Fair value is defined as the price received to sell an asset or paid to transfer a liability in the principal market for the asset or liability in an orderly transaction between market participants on the measurement date.

ASC Topic 820, Fair Value Measurements, establishes a three-level hierarchy priority for disclosure of assets and liabilities recorded at fair value. The ordering of priority reflects the degree to which objective prices in external active markets are available to measure fair value. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for measurement are observable or unobservable. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The three levels in the hierarchy are as follows:

●	Level 1 – Observable inputs, such as unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 – Observable inputs other than Level 1 quoted prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 – Unobservable inputs that cannot be directly corroborated by observable market data and that typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The Company measures its convertible note and related derivative liability at fair value. The Company classifies these liabilities as Level 3 of the fair value hierarchy, as fair values are estimated using models that use both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Fair Value Measurements

The Company applies fair value accounting for assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. Fair value is defined as the price received to sell an asset or paid to transfer a liability in the principal market for the asset or liability in an orderly transaction between market participants on the measurement date.

ASC Topic 820, Fair Value Measurements, establishes a three-level hierarchy priority for disclosure of assets and liabilities recorded at fair value. The ordering of priority reflects the degree to which objective prices in external active markets are available to measure fair value. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for measurement are observable or unobservable. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The three levels in the hierarchy are as follows:

●	Level 1 – Observable inputs, such as unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 – Observable inputs other than Level 1 quoted prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 – Unobservable inputs that cannot be directly corroborated by observable market data and that typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The Company measures its convertible note and related derivative liability at fair value. The Company classifies these liabilities as Level 3 of the fair value hierarchy, as fair values are estimated using models that use both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill and Intangible Assets

ASC 350-20, Intangibles—Goodwill and Other—Goodwill, requires companies to assess goodwill for impairment annually or more frequently if indicators of impairment exist. Testing goodwill for impairment is performed at the reporting unit level, using a two-step test, and requires companies to compare the fair value of a reporting unit with its carrying amount, including goodwill. Goodwill is considered impaired if the carrying value of a reporting unit exceeds its fair value. ASC 350-20 also provides for an optional qualitative assessment for testing goodwill for impairment that enables companies to skip the two-step test if it is determined that it is more likely than not (i.e., a likelihood of greater than 50%) that the fair value of a reporting unit is greater than its carrying amount. The Company performs a goodwill impairment test annually on December 31 or more frequently if events and circumstances indicate that the asset might be impaired. As of March 31, 2025, the Company did not identify any events or circumstances that would indicate the carrying value of its goodwill may be impaired.

Intangible assets consist of acquired customer relationships and business intellectual properties. In accordance with ASC 350-30, Intangibles—Goodwill and Other—General Intangibles Other than Goodwill, the Company’s intangible assets are amortized over their estimated useful lives, ranging from two to five years, using the straight-line method. Intangible assets amortized under ASC 350-30 must be reviewed for impairment when indicators of impairment are present, in accordance with ASC 360-10. As of March 31, 2025, no impairment indicators were identified and, therefore, no impairment assessment was performed.

Goodwill and Intangible Assets

Goodwill is recorded when the consideration paid for the acquisition of a business exceeds the fair value of the identifiable net tangible and intangible assets acquired. ASC 350-20, Intangibles—Goodwill and Other—Goodwill, requires companies to assess goodwill for impairment annually or more frequently if indicators of impairment exist. Testing goodwill for impairment is performed at the reporting unit level, using a two-step test, and requires companies to compare the fair value of a reporting unit with its carrying amount, including goodwill. Goodwill is considered impaired if the carrying value of a reporting unit exceeds its fair value. ASC 350-20 also provides for an optional qualitative assessment for testing goodwill for impairment that enables companies to skip the two-step test if it is determined that it is more likely than not (i.e., a likelihood of greater than 50%) that the fair value of a reporting unit is greater than its carrying amount.

The Company’s policy is to perform its annual impairment test of goodwill as of December 31 of each fiscal year or more frequently if indicators of impairment are identified. Based on the most recent impairment assessment, performed as of June 30, 2024, the Company previously recorded an impairment charge of $6.7 million or one hundred percent (100%) of the goodwill balance related to its North America operating unit. As of December 31, 2024, no impairment indicators were identified that would warrant an updated impairment assessment on the remaining balance of goodwill and, as such, no additional adjustment was required.

Intangible assets consist of acquired customer relationships and business intellectual properties. In accordance with ASC 350-30, Intangibles—Goodwill and Other—General Intangibles Other than Goodwill, the Company’s intangible assets are amortized over their estimated useful lives, ranging from two to five years, using the straight-line method. Intangible assets amortized under ASC 350-30 must be reviewed for impairment when indicators of impairment are present, in accordance with ASC 360-10. As of December 31, 2024, management determined that an impairment assessment over intangible assets held in the North America operating unit was required. Based on that assessment, management determined that the carrying value of the Company’s intangible assets in North America was not recoverable and recorded an impairment of $3.0 million or one hundred percent of the carrying balance as of December 31, 2024.

Lessee, Leases [Policy Text Block]

Leases

The Company leases office space under non-cancellable operating leases with various expiration dates. The Company determines whether an arrangement is a lease for accounting purposes at contract inception. Operating leases are recorded as right-of-use (“ROU”) assets, which are included within noncurrent assets, and lease liabilities, which are included within current and noncurrent liabilities on our condensed consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized at the lease commencement date based on the present value of the future lease payments over the lease term. ROU assets are based on the lease liability and are increased by prepaid lease payments and decreased by lease incentives received, where applicable. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate because the interest rate implicit in the Company’s leases is not readily determinable. The Company’s incremental borrowing rate is estimated to approximate the interest rate that the Company would pay to borrow on a collateralized basis with similar terms and payments as the lease, and in economic environments where the leased asset is located. Certain leases require the Company to pay taxes, maintenance, and other operating expenses associated with the leased asset. Such amounts are not included in the measurement of the ROU assets and lease liabilities. These lease costs are recognized as lease expenses when incurred.

The Company evaluates ROU assets related to leases for indicators of impairment whenever events or changes in circumstances indicate that the carrying amount of those assets may not be recoverable. When a decision has been made to exit a lease prior to the contractual term or to sublease that space, the Company evaluates the asset for impairment and recognizes the associated impact to the ROU asset and related expense, if applicable. The evaluation is performed at the asset group level initially and when appropriate, at the lowest level of identifiable cash flows, which is at the individual lease level. Undiscounted cash flows expected to be generated by the related ROU asset are estimated over the ROU asset’s useful life. If the evaluation indicates that the carrying amount of the ROU asset may not be recoverable, any potential impairment is measured based upon the fair value of the related ROU asset or asset group as determined by appropriate valuation techniques.

Leases

The Company leases office space under non-cancellable operating leases with various expiration dates. The Company determines whether an arrangement is a lease for accounting purposes at contract inception. Operating leases are recorded as right-of-use (“ROU”) assets, which are included within noncurrent assets, and lease liabilities, which are included within current and noncurrent liabilities on our consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized at the lease commencement date based on the present value of the future lease payments over the lease term. ROU assets are based on the lease liability and are increased by prepaid lease payments and decreased by lease incentives received, where applicable. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate because the interest rate implicit in the Company’s leases is not readily determinable. The Company’s incremental borrowing rate is estimated to approximate the interest rate that the Company would pay to borrow on a collateralized basis with similar terms and payments as the lease, and in economic environments where the leased asset is located. Certain leases require the Company to pay taxes, maintenance, and other operating expenses associated with the leased asset. Such amounts are not included in the measurement of the ROU assets and lease liabilities. These lease costs are recognized as lease expenses when incurred.

The Company evaluates ROU assets related to leases for indicators of impairment whenever events or changes in circumstances indicate that the carrying amount of a ROU asset may not be recoverable. When a decision has been made to exit a lease prior to the contractual term or to sublease that space, the Company evaluates the asset for impairment and recognizes the associated impact to the ROU asset and related expense, if applicable. The evaluation is performed at the asset group level initially and when appropriate, at the lowest level of identifiable cash flows, which is at the individual lease level. Undiscounted cash flows expected to be generated by the related ROU assets are estimated over the ROU assets’ useful lives. If the evaluation indicates that the carrying amount of the ROU assets may not be recoverable, any potential impairment is measured based upon the fair value of the related ROU asset or asset group as determined by appropriate valuation techniques.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency

Assets and liabilities of our foreign subsidiaries are translated into the reporting currency using the exchange rates in effect on the consolidated balance sheet dates. Equity accounts are translated at historical rates, except for the change in retained earnings during the period, which is the result of the income statement translation process. Revenue and expense accounts are translated using the weighted average exchange rate during the period. The cumulative translation adjustments associated with the net assets of foreign subsidiaries are recorded in accumulated other comprehensive income in the accompanying consolidated statements of stockholders’ equity.

Foreign Currency

Assets and liabilities of our foreign subsidiaries are translated into the reporting currency using the exchange rates in effect on the consolidated balance sheet dates. Equity accounts are translated at historical rates, except for the change in retained earnings during the period, which is the result of the income statement translation process. Revenue and expense accounts are translated using the weighted average exchange rate during the period. The cumulative translation adjustments associated with the net assets of foreign subsidiaries are recorded in accumulated other comprehensive income in the accompanying consolidated statements of stockholders’ equity.

Share-Based Payment Arrangement [Policy Text Block]

Stock Based Compensation

Stock-based compensation expense relates to restricted stock awards (“RSAs”) and stock options granted to employees and non-employee directors under the Company’s equity incentive plans, which are measured based on the grant-date fair value. The fair value of RSAs is determined by the closing price of the Company’s common stock on the grant date. The fair value of stock options is estimated on the date of grant using the Black-Scholes-Merton option valuation model. Generally, stock-based compensation expense is recorded on a straight-line basis over the requisite service period. The Company accounts for forfeitures as they occur.

Stock Based Compensation

Stock-based compensation expense relates to restricted stock awards (“RSAs”) and stock options granted to employees and non-employee directors under the Company’s equity incentive plans, which are measured based on the grant-date fair value. The fair value of RSAs is determined by the closing price of the Company’s common stock on the grant date. The fair value of stock options is estimated on the date of grant using the Black-Scholes-Merton option valuation model. Generally, stock-based compensation expense is recorded on a straight-line basis over the requisite service period. The Company accounts for forfeitures as they occur.

Income Tax, Policy [Policy Text Block]

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is not more likely than not that some portion of or all the deferred tax assets will not be realized. Judgment is required in determining and evaluating income tax provisions and valuation allowances for deferred income tax assets. We recognize an income tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by tax authorities, based on the technical merits of the position.

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As of March 31, 2025, and December 31, 2024, the Company has a full valuation allowance on its deferred tax assets.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is not more likely than not that some portion of or all the deferred tax assets will not be realized. Judgment is required in determining and evaluating income tax provisions and valuation allowances for deferred income tax assets. We recognize an income tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position.

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As of December 31, 2024, and 2023, the Company has a full valuation allowance on its deferred tax assets.

Earnings Per Share, Policy [Policy Text Block]

Net Loss Per Share

The Company’s basic net loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of common shares outstanding during the period without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss available to common shareholders by the weighted-average number of shares of common stock outstanding, adjusted for the dilutive effect of all potential shares of common stock. For the three-month periods ended March 31, 2025, and 2024, the Company’s diluted net loss per share is the same as the basic net loss per share, since there are no common stock equivalents outstanding that would have a dilutive effect.

Net Loss Per Share

The Company’s basic net loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of common shares outstanding during the period without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss available to common shareholders by the weighted-average number of shares of common stock outstanding, adjusted for the dilutive effect of all potential shares of common stock. For the years ended December 31, 2024, and 2023, the Company’s diluted net loss per share is the same as the basic net loss per share, since there are no common stock equivalents outstanding that would have a dilutive effect.

Segment Reporting, Policy [Policy Text Block]

Segment Reporting

The Company reports its segments to reflect the manner in which its CODM reviews and assesses performance. The Company’s CODM is its CEO. The primary financial measures used by the CODM to evaluate the performance of its segments and allocate resources to them are revenue and gross profit.

The Company has two reportable segments: North America and International. The CODM uses segment revenue and gross profit for each segment during the annual budgeting and forecasting process. Further, the CODM uses segment revenue and gross profit as the metrics to assess the business trajectory of each segment on a quarterly basis, and to make investment decisions and allocate operating resources to each segment. The CODM does not evaluate performance or allocate resources based on segment asset data. Assets are reviewed on a consolidated basis. As such, segment asset data is not provided.

Segment Reporting

The Company reports its segments to reflect the manner in which its CODM reviews and assesses performance. The Company’s CODM is its CEO. The primary financial measures used by the CODM to evaluate the performance of its segments and allocate resources to them are revenue and gross profit.

The Company has two reportable segments: North America and International. The CODM uses segment revenue and gross profit for each segment during the annual budgeting and forecasting process. Further, the CODM uses segment revenue and gross profit as the metrics to assess the business trajectory of each segment on a quarterly basis, and to make investment decisions and allocate operating resources to each segment. The CODM does not evaluate performance or allocate resources based on segment asset data. Assets are reviewed on a consolidated basis. As such, segment asset data is not provided.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The amended guidance enhances income tax disclosures primarily related to the effective tax rate reconciliation and income taxes paid information. This guidance requires disclosure of specific categories in the effective tax rate reconciliation and further information on reconciling items meeting a quantitative threshold. In addition, the amended guidance requires disaggregating income taxes paid (net of refunds received) by federal, state, and foreign taxes. It also requires disaggregating individual jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received). The amended guidance is effective for fiscal years beginning after December 15, 2024. The guidance can be applied either prospectively or retrospectively. The adoption of ASU 2023-09 will impact the Company’s annual disclosures only.

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-08, Intangibles – Goodwill and Other – Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. This amended guidance requires fair value measurement of certain crypto assets each reporting period with the changes in fair value reflected in net income. The amendments also require disclosures of the name, fair value, units held, and cost bases for each significant crypto asset held and annual reconciliations of crypto asset holdings. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2024, with early adoption permitted. We are required to apply these amendments as a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year in which the guidance is adopted. The adoption of this guidance is not expected to have an impact on the Company’s consolidated financial statements, as we currently do not hold any crypto assets.

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses (“ASU 2024 03”), and in January 2025, the FASB issued ASU No. 2025-01, Clarifying the Effective Date (“ASU 2025-01”). The amendments are intended to enhance disclosures regarding an entity’s costs and expenses by requiring additional disaggregated information disclosures about certain income statement expense line items. The amendments, as clarified by ASU 2025-01, are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the effect of adopting the new disclosure requirements.

In March 2024, the SEC adopted rules that require registrants to provide climate-related information in their registration statements and annual reports, such as disclosure of material climate-related risks, Board of Directors’ oversight and risk management activities, material greenhouse gas emissions, and material climate-related targets and goals. On April 4, 2024, the SEC voluntarily stayed the implementation of the rules pending the judicial review of challenges to the rules in the Eighth Circuit Court of Appeals. In March 2025, the SEC voted to end, and withdraw, its legal defense of its climate disclosure rules. The Company is currently monitoring developments with respect to these rules, including whether they will become effective.

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 aims to simplify the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. ASU 2020-06 also simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity and amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. Early adoption is permitted for fiscal years beginning after December 15, 2020. For SEC filers, excluding smaller reporting companies, ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods therein. The adoption of the new guidance, effective January 1, 2024, did not have an impact on the financial condition, results of operations, cash flows and disclosures of the Company.

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments expand segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the CODM, the amount and description of other segment items, permits companies to disclose more than one measure of segment profit or loss, and requires all annual segment disclosures to be included in the interim periods. The amendments do not change how an entity identifies its operating segments, aggregates those operating segments, or applies quantitative thresholds to determine its reportable segments. The Company adopted this guidance effective for the annual reporting period beginning January 1, 2024, and has applied the guidance retrospectively. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements and related disclosures. Refer to Note 15, Segment Reporting, for further details.

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-08, Intangibles – Goodwill and Other – Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. This amended guidance requires fair value measurement of certain crypto assets each reporting period with the changes in fair value reflected in net income. The amendments also require disclosures of the name, fair value, units held, and cost bases for each significant crypto asset held and annual reconciliations of crypto asset holdings. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2024, with early adoption permitted. We are required to apply these amendments as a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year in which the guidance is adopted. The adoption of this guidance is not expected to have an impact on our consolidated financial statements, as we currently do not hold any crypto assets.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amended guidance enhances income tax disclosures primarily related to the effective tax rate reconciliation and income taxes paid information. This guidance requires disclosure of specific categories in the effective tax rate reconciliation and further information on reconciling items meeting a quantitative threshold. In addition, the amended guidance requires disaggregating income taxes paid (net of refunds received) by federal, state, and foreign taxes. It also requires disaggregating individual jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received). The amended guidance is effective for fiscal years beginning after December 15, 2024. The guidance can be applied either prospectively or retrospectively. The Company is currently in the process of evaluating the impact this amended guidance may have on the footnotes to our consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses (“ASU 2024 03”), and in January 2025, the FASB issued ASU No. 2025-01, Clarifying the Effective Date (“ASU 2025-01”). The amendments are intended to enhance disclosures regarding an entity’s costs and expenses by requiring additional disaggregated information disclosures about certain income statement expense line items. The amendments, as clarified by ASU 2025-01, are effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the effect of adopting the new disclosure requirements.

Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation and Consolidation

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in the accompanying condensed consolidated financial statements.

Unaudited Interim Financial Information

Certain information and footnote disclosures normally included in the Company’s annual audited financial statements and accompanying notes have been condensed or omitted in this accompanying interim consolidated financial statements and footnotes. Accordingly, the accompanying interim condensed consolidated financial statements included herein should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, filed with the Securities and Exchange Commission (“SEC”) on March 28, 2025 (the “2024 Annual Report”).

In the opinion of management, these unaudited interim condensed consolidated financial statements include all adjustments and accruals, consisting only of normal, recurring adjustments that are necessary for a fair statement of the results of all interim periods reported herein. The results of the interim periods are not necessarily indicative of the results expected for the full fiscal year or any other interim period or any future year or period.